Summary of Capital Trust Securities (Parenthetical) (Details) - TD Capital Trust IV Notes - Series 2 [member] - Starting on June 30, 2039 [Member] - TD Capital Trust IV [member]	12 Months Ended
Oct. 31, 2021
Disclosure of trust capital securities [line items]
Capital Trust, reset period	5 years
Five Year Government of Canada Yield [member]
Disclosure of trust capital securities [line items]
Capital Trust Securities, interest rate plus on base rate	9.735%